Taxes recoverable/payable	12 Months Ended
Dec. 31, 2022
Taxes Recoverablepayable
Taxes recoverable/payable

18	Taxes recoverable/payable

(a)        Current assets

	December 31, 2022	December 31, 2021
Recoverable taxes
Income tax and social contribution	206,517	259,902
Withholding income tax (IRRF) on financial investments	33,283	13,041
Other federal taxes	3,106	3,161
Total	242,906	276,104

(b)       Current liabilities

	December 31, 2022	December 31, 2021
Taxes and contributions payable
Cofins and Pasep	134,624	111,963
INSS (social security contribution)	44,515	39,902
IRRF (withholding income tax)	63,361	49,468
Other	50,961	55,797
Total	293,461	257,130

On February 08, 2023, the Federal Supreme Court (STF) unanimously decided that a final decision favorable to companies on taxes paid on a continuous base would lose its effects if the STF later rules against it.

The Company analyzed the matter judged in this decision, which covers Social Contribution on Net Profit, as well as other taxes that fit into the decision granted, and did not identify any impact on the Financial Statements.